Net Income Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Income Per Share
Net Income Per Share
NOTE 6 – NET INCOME PER SHARE

Basic net income per share is computed based on the weighted average number of common shares outstanding for each period presented. Diluted net income per share reflects the potential dilution that would have occurred if securities or other contracts to issue common stock were exercised, converted, or resulted in the issuance of common stock that would have then shared in our earnings.

The following table reconciles the numerator and denominator used in the basic and diluted net income per share calculations for the periods presented:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Numerator:
Income from continuing operations	$23.5	$49.5	$54.9	$94.8
Discontinued operations, net of taxes	1.4	3.5	5.1	8.3
Net income	$24.9	$53.0	$60.0	$103.1

Denominator:
Weighted-average common shares outstanding	103.7	125.8	104.9	125.8
Dilutive effect of stock-based awards	0.9	2.4	1.0	2.2
Weighted average shares for diluted net income per share	104.6	128.2	105.9	128.0

The following table includes common stock equivalents that were not included in the calculation of diluted net income per share for the periods presented:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Employee stock options (1)	2.3	1.9	2.3	2.0
Warrants to purchase common stock (1)	15.5	15.5	15.5	15.5
Convertible debt instruments (2)	15.5	15.5	15.5	15.5

(1)
These common stock equivalents were excluded because their exercise prices ($36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

(2)
These common stock equivalents were excluded because the conversion price ($24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

NOTE 10 – NET INCOME PER SHARE

Basic net income per share is computed based only on the weighted average number of common shares outstanding for each period presented. Diluted net income per share reflects the potential dilution that would have occurred if securities or other contracts to issue common stock were exercised, converted, or resulted in the issuance of common stock that would have then shared in the earnings of the entity.

The following table reconciles the numerator and denominator used in the basic and diluted earnings per share calculations for the years ended December 31, 2010, 2009 and 2008.

(In millions, except per share amounts)	2010	2009	2008

Numerator:
Income from continuing operations	$190.7	$196.5	$183.2
Discontinued operations, net of taxes	15.4	8.5	6.2
Net income	$206.1	$205.0	$189.4

Denominator:
Weighted-average common shares outstanding	120.5	125.4	129.0
Dilutive effect of stock-based awards	2.2	0.7	0.1
Weighted average shares for diluted net income per share	122.7	126.1	129.1

Common stock equivalents that were not included in the calculation of diluted net income per share:
Employee stock options (1)	1.8	4.6	8.6
Warrants to purchase common stock (1)	15.5	15.5	15.5
Convertible debt Instruments (2)	15.5	15.5	15.5

(1)
These common stock equivalents were excluded because their exercise prices ($36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

(2)
These common stock equivalents were excluded because the conversion price ($24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.